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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------

Check here if Amendment [_]; Amendment Number:
                                              -----------------------
         This Amendment (Check only one.):    [_] is a restatement.
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Satellite Asset Management, L.P.
Address:         10 East 50th Street, 21st Floor
                 New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:


/S/ Brian S. Kriftcher            New York, New York           February 14, 2002
---------------------------       ------------------------     -----------------
[Signature]                       [City, State]               [ Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                     ----
Form 13F Information Table Entry Total:                                20
                                                                     ----
Form 13F Information Table Value Total:                             $308,041
                                                                    --------
                                                                   (thousands)



--------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HERE FROM AND ARE BEING FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION
--------------------------------------------------------------------------------
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                      SATELLITE ASSET MANAGEMENT
                                                             FORM 13F
                                                  FOR QUARTER ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer        Title of    CUSIP      Value     Shrs/Prn    SH/   Put/Call  Investment  Other        Voting Authority
                      Class                  (x $1000) Amount      PRN             Discretion  Managers     ----------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Sole       Shared   None

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AETHER SYS INC        SUB NT      00808VAA3   11,469   19,000,000  PRN             SOLE                19,000,000
                      CV 6%05
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL         COM         026874107   31,207      393,031  SH              SOLE                   393,031
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BB&T CORP             COM         054937107    1,359       37,634  SH              SOLE                    37,634
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP          COM         151313103    1,065       54,301  SH              SOLE                    54,301
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO         COM         166764100   10,275      114,667  SH              SOLE                   114,667
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC         COM         172967101   66,336    1,314,100  SH              SOLE                 1,314,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GENUITY INC           CL A        37248E103      553      350,100  SH              SOLE                   350,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL POWER          COM         37941P108    4,518      300,000  SH              SOLE                   300,000
EQUIPMENT INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED         COM         46126P106    1,508       83,540  SH              SOLE                    83,540
INNOVATIONS INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON     COM         478160104  111,317    1,883,540  SH              SOLE                 1,883,540
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NIAGARA MOHAWK        COM         653520106   13,223      745,800  SH                                     745,800
HLDGS INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC           COM         713448108   28,023      575,551  SH              SOLE                   575,551
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP        SR LYON     834182AK3    2,650    5,000,000  PRN             SOLE                 5,000,000
                      ZERO 20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC       CL A        902494103      899       77,806  SH              SOLE                    77,806
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USX MARATHON GROUP    PFD CONV    902905819      309        6,190  SH              SOLE                     6,190
                      6.50%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USX MARATHON GROUP    PFD CONV    902905819    2,298       46,010  SH              SOLE                    46,010
                      6.50%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN            COM         920961109    2,545      359,500  SH              SOLE                   359,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP         COM         929903102    9,382      299,180  SH              SOLE                   299,180
2ND NEW
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WORLDCOM INC          MCI GROUP   98157D304      317       24,962  SH              SOLE                    24,962
GA NEW                COM
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WORLDCOM INC          WRLDCOM     98157D106    8,788      624,180  SH              SOLE                   624,180
GA NEW                GP COM
------------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY:  20 DATA RECORDS             308,041      0 OTHER MANAGERS ON WHOSE BEHALF